STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total Revenues	$ 458,260	$ 1,222,786
Costs and Expenses
Costs of revenue	1,892,341	2,011,459
Research, development and manufacturing operations	3,222,283	5,975,921
Selling, general and administrative	5,364,523	4,736,562
Share-based compensation	2,243,445	5,478,734
Depreciation and amortization	95,238	75,645
Impairment loss	3,283,715	0
Total Costs and Expenses	16,101,545	18,278,321
Loss from Operations	(15,643,285)	(17,055,535)
Other Income/(Expense)
Other income/(expense), net	747,739	33,100
Interest expense	(2,174,118)	(2,704,909)
Total Other Income/(Expense)	(1,426,379)	(2,671,809)
Income/(Loss) on Equity Method Investment	(232)	(27,361)
Net Income/(Loss)	(17,069,896)	(19,754,705)
Less: Down round deemed dividend	(17,980,678)
Net Income Available to Common Shareholders	$ (35,050,574)	$ (17,069,896)
Net Income/(Loss) Per Share (Basic)	$ (34.19)	$ (132.00)
Net Income/(Loss) Per Share (Diluted)	$ (34.19)	$ (132.00)
Weighted Average Common Shares Outstanding (Basic)	1,025,097	149,016
Weighted Average Common Shares Outstanding (Diluted)	1,025,097	149,016
Other Comprehensive Income/(Loss)
Foreign currency translation gain/(loss)	$ 24,960	$ (16,024)
Net Comprehensive Income/(Loss)	(17,044,936)	(19,770,729)
Product [Member]
Revenues
Total Revenues	397,886	694,286
Milestone Arrangement [Member]
Revenues
Total Revenues	$ 60,374	$ 528,500